Employee Future Benefits - Status of Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (162)	$ (158)
Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(7)	(8)
Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(155)	(150)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	284	289	$ 353
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(446)	(447)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(71)	(71)
Registered | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1)	(1)
Registered | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(70)	(70)
Registered | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	269	274	339
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(340)	(345)	(469)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(74)	(70)
Supplemental | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(6)
Supplemental | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(69)	(64)
Supplemental | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	15	15	14
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(89)	(85)	(101)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(17)	(17)
Other | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1)	(1)
Other | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(16)	(16)
Other | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	0
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (17)	$ (17)	$ (23)